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                                 NORTHERN FUNDS

                               FIXED INCOME FUNDS

                       SUPPLEMENT DATED DECEMBER 12, 2001
                        TO PROSPECTUS DATED JULY 31, 2001


THE FOLLOWING REPLACES THE SIXTH PARAGRAPH UNDER "FUND MANAGEMENT" ON PAGE 38:

The management team leader for the Fixed Income Fund is Mark Wirth, Senior Vice President of Northern Trust. Mr. Wirth has had such responsibility since July 1998. Mr. Wirth joined Northern Trust in 1986 and during the past five years has managed various fixed income portfolios.














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